Share capital and reserves (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Aug. 27, 2021
Share capital and reserves
Number of shares	197,092,402	197,641,407
Issued and fully paid
Balance at the beginning (in shares)	196,523,101
Issue of ordinary shares related to business combination (shares)	569,301
Issue of shares resulting from options exercise (shares)		549,005
Number of Ordinary Shares			196,523,101
Balance at the end (in shares)	197,092,402
Ordinary shares
Share capital and reserves
Number of shares	197,092,402
Share price	$ 0	$ 0
Issued and fully paid
Balance at the end (in shares)	197,092,402